Equity-Based Compensation - Summary of Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
2023 and 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding as of December 31, 2022		446,839
Number of options, Granted	1,294,998	3,428,225
Number of options, Exercised		(677,350)
Number of options, Cancelled or forfeited		(89,603)
Number of options, Outstanding as of September 30, 2023		3,108,111	446,839
Options exercisable as of September 30, 2023		178,310
Number of options, unvested as of September 30, 2023		2,325,600
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding as of December 31, 2022		$ 2.3
Granted		2.38
Exercised		0.53
Cancelled or forfeited		0.92
Outstanding as of September 30, 2023		2.7	$ 2.3
Options exercisable as of September 30, 2023		5.97
Ending balance of September 30, 2023		$ 3.33
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsWeightedAverageRemainingContractualTerm [Abstract]
Balance		9 years 6 months	9 years 7 months 6 days
Options exercisable		8 years 9 months 18 days
Options unvested		9 years 6 months
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsAggregateIntrinsicValue [Abstract]
Outstanding, aggregate intrinsic value, outstanding		$ 1,341	$ 11,706
Exercised		12,690
Options exercisable		50
Unvested, aggregate intrinsic value		$ 775
2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding as of December 31, 2022		446,841		51,149
Number of options, Granted				439,786
Number of options, Exercised				(7,784)
Number of options, Cancelled or forfeited				(36,310)
Number of options, Outstanding as of September 30, 2023			446,841
Options exercisable as of September 30, 2023			145,713
Number of options, unvested as of September 30, 2023			266,993
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding as of December 31, 2022		$ 2.3		$ 20.34
Granted				1.66
Exercised				2.75
Cancelled or forfeited				$ 19.78
Outstanding as of September 30, 2023			$ 2.3
Options exercisable as of September 30, 2023			3.53
Ending balance of September 30, 2023			$ 2.07
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsWeightedAverageRemainingContractualTerm [Abstract]
Balance			9 years 7 months 6 days	9 years 8 months 12 days
Options exercisable			9 years 7 months 6 days
Options unvested			9 years 7 months 6 days
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsAggregateIntrinsicValue [Abstract]
Outstanding, aggregate intrinsic value, outstanding			$ 11,706	$ 1,953
Exercised				$ 271
Options exercisable			3,638
Unvested, aggregate intrinsic value			$ 7,058